Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2022	2021
Trade creditors	$273.6	$174.0
Accrued interest	4.6	4.5
Accrued customer rebates	126.2	80.0
Other creditors and accruals	53.6	48.5
Total accounts payable and accrued liabilities	$458.0	$307.0